UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY               August 12, 2005
-----------------------     --------------------------    ---------------------
    [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total: $ 202,517
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number Name

1.              28-10574                          Libra Associates, LLC
2.              28-10573                          Libra Fund, L.P.
--              --------                          ----------------

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2005

COLUMN 1                       COLUMN  2           COLUMN 3   COLUMN 4  COLUMN 5  COLUMN 6  COLUMN 7                COLUMN 8

                               TITLE                          VALUE     SHRS OR   SH/ PUT/  INVESTMT        OTHER  VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP     (X$1000)   PRN AMT   PRN CALL  DISCRETN        MGRS  SOLE   SHARED NONE
--------------                 --------            -----     --------   -------   --- ----  --------        ----  ----   ------ ----

99 CENTS ONLY STORES           COM                 65440K106      660      51,900 SH       Shared-Defined   1,2       51,900
AMERICAN BANK NOTE HOLOGRAPH   COM                 024377103    8,408   2,156,000 SH       Shared-Defined   1,2    2,156,000
ANOORAQ RES CORP               COM                 03633E108    1,154   1,500,000 SH       Shared-Defined   1,2    1,500,000
APEX SILVER MINES LTD          ORD                 G04074103    2,748     200,000 SH       Shared-Defined   1,2      200,000
APOLLO GOLD CORP               COM                 03761E102      366   1,221,500 SH       Shared-Defined   1,2    1,221,500
BEVERLY ENTERPRISES INC        COM NEW             087851309      134      10,500 SH       Shared-Defined   1,2       10,500
BIRCH MTN RES LTD              COM                 09066X109    1,124     500,000 SH       Shared-Defined   1,2      500,000
CIT GROUP INC                  COM                 125581108    7,309     170,100 SH       Shared-Defined   1,2      170,100
COTT CORP QUE                  COM                 22163N106      218      10,000 SH       Shared-Defined   1,2       10,000
CRYSTALLEX INTL CORP           COM                 22942F101    1,508     419,300 SH       Shared-Defined   1,2      419,300
DADE BEHRING HLDGS INC         COM                 23342J206    7,145     109,900 SH       Shared-Defined   1,2      109,900
DATAWATCH CORP                 COM NEW             237917208       62      16,000 SH       Shared-Defined   1,2       16,000
DESERT SUN MNG CORP            COM                 25043V107    3,693   2,294,000 SH       Shared-Defined   1,2    2,294,000
DUN & BRADSTREET CORP DEL NE   COM                 26483E100   22,989     372,900 SH       Shared-Defined   1,2      372,900
GAMMON LAKE RES INC            COM                 364915108   13,164   1,958,100 SH       Shared-Defined   1,2    1,958,100
GOLD RESV INC                  CLA                 38068N108    1,285     395,700 SH       Shared-Defined   1,2      395,700
GOLDCORP INC NEW               COM                 380956409      551      34,724 SH       Shared-Defined   1,2       34,724
HARMONY GOLD MNG LTD           SPONSORED ADR       413216300    1,360     158,933 SH       Shared-Defined   1,2      158,933
HEARTLAND PARTNERS LP          UT LTD PARTNER      422357103      268      97,200 SH       Shared-Defined   1,2       97,200
HOLLINGER INT INC              CLA                 435569108    1,932     193,000 SH       Shared-Defined   1,2      193,000
HUNTSMAN CORP                  COM                 447011107    1,510      74,480 SH       Shared-Defined   1,2       74,480
SEABULK INTL INC               COM                 81169P101      531      25,000 SH       Shared-Defined   1,2       25,000
KINROSS GOLD CORP              COM NO PAR          496902404    1,401     229,855 SH       Shared-Defined   1,2      229,855
KITTY HAWK INC                 COM  NEW            498326206    1,369   1,256,400 SH       Shared-Defined   1,2    1,256,400
MILLENNIUM CELL INC            COM                 60038B105      149      88,980 SH       Shared-Defined   1,2       88,980
MINEFINDERS LTD                COM                 602900102    2,090     450,000 SH       Shared-Defined   1,2      450,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR       607409109   19,638     583,596 SH       Shared-Defined   1,2      583,596
NORTHERN ORION RES INC         COM                 665575106   10,285   4,202,530 SH       Shared-Defined   1,2    4,202,530
NOVAGOLD RES INC               COM NEW             66987E206    1,524     200,000 SH       Shared-Defined   1,2      200,000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR       68370R109   14,680     431,370 SH       Shared-Defined   1,2      431,370
OREZONE RES INC                COM                 685921108    1,140     870,000 SH       Shared-Defined   1,2      870,000
PENGROWTH ENERGY TR            TRUST UNIT A        706902301      550      24,816 SH       Shared-Defined   1,2       24,816
PERU COPPER INC                COM                 715455101    3,249   3,241,750 SH       Shared-Defined   1,2    3,241,750
PETROLEUM GEO-SVCS ASA NEW     SPONSORED ADR       716599105    4,009     169,362 SH       Shared-Defined   1,2      169,362
PLACER DOME INC                COM                 725906101    1,952     126,910 SH       Shared-Defined   1,2      126,910
QUEENSTAKE RES LTD YUKON       COM                 748314101      944   4,500,000 SH       Shared-Defined   1,2    4,500,000
RIO NARCEA GOLD MINES INC      COM                 766909105    2,618   1,630,700 SH       Shared-Defined   1,2    1,630,700
RURAL/METRO CORP               COM                 781748108    1,022     118,563 SH       Shared-Defined   1,2      118,563
TEMPLETON RUS AND EAST EUR F   COM                 88022F105    2,389      60,400 SH       Shared-Defined   1,2       60,400
TESCO CORP                     COM                 88157K101    4,506     408,150 SH       Shared-Defined   1,2      408,150
TREX INC                       COM                 89531P105      411      16,000 SH       Shared-Defined   1,2       16,000
WASHINGTON GROUP INTL INC      COM NEW             938862208   23,367     457,100 SH       Shared-Defined   1,2      457,100
WESTAIM CORP                   COM                 956909105   12,319   3,999,753 SH       Shared-Defined   1,2    3,999,753
WESTERN SILVER CORP            COM                 959531104    2,962     342,600 SH       Shared-Defined   1,2      342,600
PERU COPPER INC                *W EXP 03/18/200    715455119       84   1,287,025 SH       Shared-Defined   1,2      1,287,025
AGNICO EAGLE MINES LTD         *W EXP 11/07/200    008474131       24      12,500 SH       Shared-Defined   1,2       12,500
CAMBIOR INC                    (WARRANTS) COM      13201L103       26     269,300 SH       Shared-Defined   1,2      269,300
GOLDCORP INC                   *W EXP 5/30/200     380956144    7,822   3,000,000 SH       Shared-Defined   1,2    3,000,000
YAMANA GOLD INC                COM                 98462Y100    3,868   1,066,700 SH       Shared-Defined   1,2    1,066,700
                                              Total           202,517